ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

William M. Beaudoin
T +1 617 854 2337
William.Beaudoin@ropesgray.com

April 16, 2019

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Dear Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 206 to the Trust’s Registration Statement under the Securities Act and Amendment No. 252 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 206/252”), including (i) the Prospectus for GMO Alternative Allocation Fund, a series of the Trust (the “Fund”); (ii) the Statement of Additional Information for the Fund; (iii) other information and the signature page; and (iv) exhibits.

This Amendment No. 206/252 is being filed in connection with adding the Fund as a new series of the Trust, for the purposes of (i) implementing comments provided to us by Samantha Brutlag, the Trust’s SEC staff reviewer with respect to Post-Effective Amendment No. 205 to the Trust’s Registration Statement under the Securities Act and Amendment No. 251 to the Trust’s Registration Statement under the 1940 Act, filed on February 1, 2019 pursuant to Rule 485(a)(2) of the Securities Act (“Amendment No. 205/251”); and (ii) making changes permitted to be made under Rule 485(b) of the Securities Act, including non-material changes which the Trust deems appropriate to Amendment No. 205/251. Pursuant to the provisions of Rule 485(b) under the Securities Act, it is intended that this Amendment No. 206/252 become effective on April 17, 2019.

We have assisted the Trust in the preparation of this Amendment No. 206/252 and believe that this Amendment No. 206/252 does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act.

Securities and Exchange Commission	April 16, 2019

The Fund constitutes one of thirty-two series of the Trust. The other series of the Trust are offered through separate prospectuses or private placement memoranda and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 854-2337.

Very truly yours,

/s/ William M. Beaudoin

William M. Beaudoin, Esq.

Enclosures

cc:	Gregory L. Pottle, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Thomas R. Hiller, Esq.
Sarah Clinton, Esq.

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